Share Capital - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	31,150	38,327
Stock options granted (in shares) | shares	7,024	7,547
Stock options exercised for common shares (in shares) | shares	(9,822)	(11,605)
Stock options surrendered for cash settlement (in shares) | shares	(218)	(441)
Stock options forfeited (in shares) | shares	(1,929)	(2,678)
Stock options outstanding - end of year (in shares) | shares	26,205	31,150
Stock options exercisable (in shares) | shares	3,672	5,522
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	$ 42.37	$ 35.88
Weighted average exercise price, options granted (in CAD per share) | $ / shares	80.17	68.15
Weighted average exercise price, options exercised (in CAD per share) | $ / shares	37.84	38.06
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $ / shares	38.77	38.43
Weighted average exercise price, options forfeited (in CAD per share) | $ / shares	50.86	41.43
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	53.60	42.37
Weighted average exercise price, options exercisable (in CAD per share) | $ / shares	$ 42.14	$ 37.60